SIGNIFICANT EVENTS DURING THE CURRENT REPORTING PERIOD - Credit Agreement (Details) - Credit Agreement - USD ($) $ in Millions	Jun. 30, 2022	Jun. 17, 2022
Disclosure of detailed information about borrowings [line items]
Increase to interest rate (as a percent)	0.50%
Trailing four fiscal quarter periods ending June 30, 2022, and September 30, 2022
Disclosure of detailed information about borrowings [line items]
Borrowings covenant, minimum net sales requirement		$ 75
Each fiscal quarter thereafter
Disclosure of detailed information about borrowings [line items]
Borrowings covenant, minimum net sales requirement		90
Movantik | Each fiscal quarter starting the fiscal quarter ending June 30, 2022
Disclosure of detailed information about borrowings [line items]
Borrowings covenant, minimum net sales requirement		$ 14
3-month LIBOR floor rate | Quarters ending June 30, 2022, and September 30, 2022
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)		1.75%
Fixed rate | Quarters ending June 30, 2022, and September 30, 2022
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)		7.20%
Fixed rate | Thereafter
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)		6.70%